SCHEDULE OF EFFECTIVE RECONCILIATION INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. Federal statutory income tax rate	(21.00%)	(21.00%)
State income tax, net of federal benefit	(4.50%)	(4.50%)
Valuation allowance	25.50%	25.50%
Total	0.00%	0.00%